CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
NET REVENUES
Educational programs and services	$ 693,712	$ 508,439	$ 352,857
Books and others	78,006	49,433	33,450
Total net revenues	771,718	557,872	386,307
Operating costs and expenses
Cost of revenues	(304,027)	(222,625)	(147,261)
Selling and marketing	(115,151)	(82,797)	(58,396)
General and administrative	(235,743)	(155,412)	(103,336)
Loss on disposal of subsidiaries		(1,537)
Total operating costs and expenses	(654,921)	(462,371)	(308,993)
Operating income	116,797	95,501	77,314
OTHER INCOME (EXPENSE), NET
Interest income	25,488	13,017	6,474
Miscellaneous income (expense), net	1,175	1,257	(252)
Income before provisions for income taxes and noncontrolling interest	143,460	109,775	83,536
Provision for income taxes:
Current	(14,027)	(9,390)	(7,845)
Deferred	3,255	1,154	1,871
Provision for income taxes	(10,772)	(8,236)	(5,974)
Net income	132,688	101,539	77,562
Add: Net loss attributable to noncontrolling interest		235	227
Net income	132,688	101,774	77,789
Net income per share attributable to shareholders of New Oriental Education & Technology Group Inc. - basic (Note 17)	$ 0.86	$ 0.66	$ 0.52
Net income per share attributable to shareholders of New Oriental Education & Technology Group Inc. - diluted (Note 17)	$ 0.85	$ 0.65	$ 0.50
Weighted average shares used in calculating basic net income per share	154,627,784	153,253,065	150,952,249
Weighted average shares used in calculating diluted net income per share	156,872,441	156,071,833	154,831,633
Share-based compensation expense included in:
Share-based compensation expense	24,125	15,045	16,183
Cost Of Revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	216	900	657
Selling And Marketing [Member]
Share-based compensation expense included in:
Share-based compensation expense			117
General And Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 23,909	$ 14,145	$ 15,409